Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds IV
Prospectus Date	rr_ProspectusDate	Sep. 30, 2016
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Anchor Capital Enhanced Equity Fund	ASTON/Montag & Caldwell Growth Fund
ASTON/Cornerstone Large Cap Value Fund	ASTON/Montag & Caldwell Mid Cap Growth Fund
ASTON/DoubleLine Core Plus Fixed Income Fund	ASTON/Pictet International Fund
ASTON/Fairpointe Focused Equity Fund	ASTON/River Road Dividend All Cap Value Fund
ASTON/Fairpointe Mid Cap Fund	ASTON/River Road Dividend All Cap Value Fund II
ASTON/Guardian Capital Global Dividend Fund	ASTON/River Road Long-Short Fund
ASTON/Herndon Large Cap Value Fund	ASTON/River Road Select Value Fund
ASTON/Lake Partners LASSO Alternatives Fund	ASTON/River Road Small Cap Value Fund
ASTON/LMCG Small Cap Growth Fund	ASTON/Silvercrest Small Cap Fund
ASTON/Montag & Caldwell Balanced Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Anchor Capital Enhanced Equity Fund	AMG Managers Anchor Capital Enhanced Equity Fund
ASTON/Cornerstone Large Cap Value Fund	AMG Managers Cornerstone Large Cap Value Fund
ASTON/DoubleLine Core Plus Fixed Income Fund	AMG Managers DoubleLine Core Plus Bond Fund
ASTON/Fairpointe Focused Equity Fund	AMG Managers Fairpointe Focused Equity Fund
ASTON/Fairpointe Mid Cap Fund	AMG Managers Fairpointe Mid Cap Fund
ASTON/Guardian Capital Global Dividend Fund	AMG Managers Guardian Capital Global Dividend Fund
ASTON/Herndon Large Cap Value Fund	AMG Managers Herndon Large Cap Value Fund
ASTON/Lake Partners LASSO Alternatives Fund	AMG Managers Lake Partners LASSO Alternatives Fund
ASTON/LMCG Small Cap Growth Fund	AMG Managers LMCG Small Cap Growth Fund
ASTON/Montag & Caldwell Balanced Fund	AMG Managers Montag & Caldwell Balanced Fund
ASTON/Montag & Caldwell Growth Fund	AMG Managers Montag & Caldwell Growth Fund
ASTON/Montag & Caldwell Mid Cap Growth Fund	AMG Managers Montag & Caldwell Mid Cap Growth Fund
ASTON/Pictet International Fund	AMG Managers Pictet International Fund
ASTON/River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund
ASTON/River Road Dividend All Cap Value Fund II	AMG River Road Dividend All Cap Value Fund II
ASTON/River Road Long-Short Fund	AMG River Road Long-Short Fund
ASTON/River Road Select Value Fund	AMG River Road Select Value Fund
ASTON/River Road Small Cap Value Fund	AMG River Road Small Cap Value Fund
ASTON/Silvercrest Small Cap Fund	AMG Managers Silvercrest Small Cap Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Montag & Caldwell Growth Fund

The section under “Fund Summaries – ASTON/Montag & Caldwell Growth Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares	Class R Shares
Management Fee(a)	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses(a)	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.06%	0.81%	1.31%
Fee Waiver and/or Expense Reimbursement(b)	(0.01)%	(0.01)%	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.05%	0.80%	1.30%

(a)	Expense information has been restated to reflect current fees.
(b)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0061% through October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through October 1, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$107	$335	$583	$1,293
Class I Shares	82	257	448	1,000
Class R Shares	132	413	717	1,578

The first paragraph of the section under “Fund Summaries – ASTON/Montag & Caldwell Growth Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares and Class R shares due to 12b-1 fees paid by Class N shares and Class R shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Herndon Large Cap Value Fund

The section under “Fund Summaries – ASTON/Herndon Large Cap Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a),(b)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.31%	0.31%

Total Annual Fund Operating Expenses	1.16%	0.91%
Fee Waiver and/or Expense Reimbursement(b),(c),(d)	(0.02)%	(0.02)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b),(c),(d)	1.14%	0.89%

(a)	Expense information has been restated to reflect current fees.
(b)	Expenses shown above have been restated to reflect the Fund’s management fee and contractual expense limits currently in effect and will differ from the expenses reflected in the annual report for the fiscal year ended October 31, 2015 (the “Annual Report”).
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.82% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.
(d)	Expenses shown above do not reflect recoupment of previously waived or reimbursed expenses of the Fund, and may differ from expenses shown in the Fund’s Annual Report.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$116	$366	$637	$1,409
Class I Shares	91	288	502	1,120

The first paragraph of the section under “Fund Summaries – ASTON/Herndon Large Cap Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Cornerstone Large Cap Value Fund

The section under “Fund Summaries – ASTON/Cornerstone Large Cap Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a),(b)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.33%	0.33%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.19%	0.94%
Fee Waiver and/or Expense Reimbursement(b),(c)	(0.04)%	(0.04)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b),(c)	1.15%	0.90%

(a)	Expense information has been restated to reflect current fees.
(b)	Expenses shown above have been restated to reflect the Fund’s management fee and contractual expense limits currently in effect and will differ from the expenses reflected in the annual report for the fiscal year ended October 31, 2015.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.82% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$117	$372	$649	$1,438
Class I Shares	92	294	514	1,149

The first paragraph of the section under “Fund Summaries – ASTON/Cornerstone Large Cap Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Fairpointe Focused Equity Fund

The section under “Fund Summaries – ASTON/Fairpointe Focused Equity Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)	1.87%	1.87%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	2.83%	2.58%
Fee Waiver and/or Expense Reimbursement(c)	(1.67)%	(1.67)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.16%	0.91%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses have been restated to reflect applicable organizational fees for the current fiscal year and will differ from the expenses shown in annual report for the fiscal year ended October 31, 2015.
(c)
The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.82% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$118	$649	$1,280	$2,982
Class I Shares	93	572	1,153	2,734

The first paragraph of the section under “Fund Summaries – ASTON/Fairpointe Focused Equity Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/River Road Dividend All Cap Value Fund

The section under “Fund Summaries – ASTON/River Road Dividend All Cap Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.26%	0.26%

Total Annual Fund Operating Expenses	1.11%	0.86%
Fee Waiver and/or Expense Reimbursement(b)	(0.01)%	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.10%	0.85%

(a)	Expense information has been restated to reflect current fees.
(b)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0053% through October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through October 1, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$112	$351	$610	$1,350
Class I Shares	87	273	475	1,059

The first paragraph of the section under “Fund Summaries – ASTON/River Road Dividend All Cap Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/River Road Dividend All Cap Value Fund II

The section under “Fund Summaries – ASTON/River Road Dividend All Cap Value Fund II” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.30%	0.30%

Total Annual Fund Operating Expenses	1.15%	0.90%

(a)	Expense information has been restated to reflect current fees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$117	$365	$633	$1,398
Class I Shares	92	287	498	1,108

The first paragraph of the section under “Fund Summaries – ASTON/River Road Dividend All Cap Value Fund II” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Fairpointe Mid Cap Fund

The section under “Fund Summaries – ASTON/Fairpointe Mid Cap Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.27%	0.27%

Total Annual Fund Operating Expenses	1.12%	0.87%
Fee Waiver and/or Expense Reimbursement(b)	(0.01)%	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.11%	0.86%

(a)	Expense information has been restated to reflect current fees.
(b)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0065% through October 1, 2018.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through October 1, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$113	$354	$615	$1,361
Class I Shares	88	276	480	1,071

The first paragraph of the section under “Fund Summaries – ASTON/Fairpointe Mid Cap Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Montag & Caldwell Mid Cap Growth Fund

The section under “Fund Summaries – ASTON/Montag & Caldwell Mid Cap Growth Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	1.00%	1.00%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	2.01%	1.76%
Fee Waiver and/or Expense Reimbursement(b)	(0.75)%	(0.75)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.26%	1.01%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.95% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$128	$526	$983	$2,251
Class I Shares	103	449	853	1,983

The first paragraph of the section under “Fund Summaries – ASTON/Montag & Caldwell Mid Cap Growth Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/River Road Select Value Fund

The section under “Fund Summaries – ASTON/River Road Select Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.32%	0.32%
Acquired Fund Fees and Expenses	0.03%	0.03%

Total Annual Fund Operating Expenses	1.50%	1.25%

(a)	Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$153	$474	$818	$1,791
Class I Shares	127	397	686	1,511

The first paragraph of the section under “Fund Summaries – ASTON/River Road Select Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/River Road Small Cap Value Fund

The section under “Fund Summaries – ASTON/River Road Small Cap Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.29%	0.29%
Acquired Fund Fees and Expenses	0.05%	0.05%

Total Annual Fund Operating Expenses	1.39%	1.14%

(a)	Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$141	$440	$760	$1,668
Class I Shares	116	362	627	1,386

The first paragraph of the section under “Fund Summaries – ASTON/River Road Small Cap Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/LMCG Small Cap Growth Fund

The section under “Fund Summaries – ASTON/LMCG Small Cap Growth Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.37%	0.37%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.53%	1.28%
Fee Waiver and/or Expense Reimbursement(b)	(0.17)%	(0.17)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.36%	1.11%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.03% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$138	$459	$811	$1,803
Class I Shares	113	382	679	1,524

The first paragraph of the section under “Fund Summaries – ASTON/LMCG Small Cap Growth Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Silvercrest Small Cap Fund

The section under “Fund Summaries – ASTON/Silvercrest Small Cap Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.33%	0.33%

Total Annual Fund Operating Expenses	1.48%	1.23%
Fee Waiver and/or Expense Reimbursement(b)	(0.08)%	(0.08)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.40%	1.15%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.08% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$143	$457	$797	$1,759
Class I Shares	117	379	665	1,478

The first paragraph of the section under “Fund Summaries – ASTON/Silvercrest Small Cap Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/DoubleLine Core Plus Fixed Income Fund

The section under “Fund Summaries – ASTON/DoubleLine Core Plus Fixed Income Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee(a)	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.35%	0.35%
Acquired Fund Fees and Expenses	0.03%	0.03%

Total Annual Fund Operating Expenses	1.08%	0.83%
Fee Waiver and/or Expense Reimbursement(b),(c)	(0.12)%	(0.12)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b),(c)	0.96%	0.71%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.61% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.
(c)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0052% through October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$98	$326	$579	$1,302
Class I Shares	73	248	444	1,009

The first paragraph of the section under “Fund Summaries – ASTON/DoubleLine Core Plus Fixed Income Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Lake Partners LASSO Alternatives Fund

The section under “Fund Summaries – ASTON/Lake Partners LASSO Alternatives Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee(a)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.27%	0.27%
Acquired Fund Fees and Expenses
Dividend and Interest Expense on Short Sales(b)	0.48%	0.48%
Other Acquired Fund Fees and Expenses	1.30%	1.30%

Total Acquired Fund Fees and Expenses	1.78%	1.78%

Total Annual Fund Operating Expenses	3.20%	2.95%
Fee Waiver and/or Expense Reimbursement(c)	(0.02)%	(0.02)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	3.18%	2.93%

(a)	Expense information has been restated to reflect current fees.
(b)	Estimated dividend and interest expense on short sales in underlying funds that engage in short selling, based on publicly available information.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.09% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$321	$984	$1,671	$3,501
Class I Shares	296	910	1,550	3,269

The first paragraph of the section under “Fund Summaries – ASTON/Lake Partners LASSO Alternatives Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class I shares of the Fund has varied from year to year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Anchor Capital Enhanced Equity Fund

The section under “Fund Summaries – ASTON/Anchor Capital Enhanced Equity Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.34%	0.34%

Total Annual Fund Operating Expenses	1.19%	0.94%

(a)	Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$121	$378	$654	$1,443
Class I Shares	96	300	520	1,155

The section under “Fund Summaries – ASTON/Anchor Capital Enhanced Equity Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	06/09	18.93%
Worst quarter:	03/09	(7.13)%

The following table indicates how the Fund’s average annual return for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2015)

	AMG Managers Anchor Capital Enhanced Equity Fund
	1 Year	5 Years	Since Inception
Class N Shares (Inception 1/15/08):
Return Before Taxes	(7.84)%	3.34%	3.19%
Return After Taxes on Distributions	(8.75)%	1.78%	1.57%
Return After Taxes on Distributions and Sale of Fund Shares	(4.35)%	2.06%	1.89%
Class I Shares (Inception 3/03/10):
Return Before Taxes	(7.60)%	3.60%	4.55%
Standard & Poor’s (S&P) 500 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 13.25%.)	1.39%	12.55%	7.36%
CBOE S&P 500 BuyWrite Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 6.92%.)	5.24%	6.97%	4.27%

As of June 30, 2012, the Fund changed its name from ASTON/M.D. Sass Enhanced Equity Fund to ASTON/Anchor Capital Enhanced Equity Fund and Anchor Capital Advisors LLC (“Anchor Capital”) became the subadviser. Performance prior to that date reflects the performance of previous subadvisers. However, Mr. Altman has served as a Portfolio Manager since the Fund’s inception in January 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/River Road Long-Short Fund

The section under “Fund Summaries – ASTON/River Road Long-Short Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)
Other Operating Expenses	0.34%	0.34%
Dividend and Interest Expense on Short Sales	1.19%	1.19%

Total Other Expenses(a),(b)	1.53%	1.53%

Acquired Fund Fees and Expenses	0.04%	0.04%

Total Annual Fund Operating Expenses	2.92%	2.67%
Recoupment of Fees Waived and/or Expenses Reimbursed(c)	0.01%	0.01%

Total Annual Fund Operating Expenses After Recoupment of Fees Waived and/or Expenses Reimbursed(c)	2.93%	2.68%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses include dividends or interest on short sales of securities, which are paid to the lender of the security, and stock loan fees, which are paid to the prime broker.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.37% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the fiscal year during which management fees were waived or operating expenses are reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, remain at or below the Operating Expense Limit during the Recovery Period (the “recoupment”). Recoupment amounts shown are based on the expense information set forth in the table above, which information has been being restated to reflect current fees. The investment adviser also recouped fees equal to 0.02% during the previous fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same as shown above, including the recoupment for the first year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$296	$905	$1,539	$3,243
Class I Shares	271	831	1,416	3,004

The section under “Fund Summaries – ASTON/River Road Long-Short Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/13	6.75%
Worst quarter:	03/14	(3.69)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2015)

	AMG River Road Long-Short Fund
	1 Year	Since Inception
Class N Shares (Inception 5/4/11):
Return Before Taxes	0.17%	5.13%
Return After Taxes on Distributions	(0.62)%	4.19%
Return After Taxes on Distributions and Sale of Fund Shares	0.76%	3.74%
Class I Shares (Inception 3/4/13)
Return Before Taxes	0.44%	3.45%
Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 12.93%.)	0.48%	11.11%
50% Russell 3000 Index/50% BofA Merrill Lynch 3-Month U.S. T-Bill Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 6.51%.)	0.54%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class N shares. After tax returns for Class I shares will vary.

ASTON/Guardian Capital Global Dividend Fund

The section under “Fund Summaries – ASTON/Guardian Capital Global Dividend Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)	2.33%	2.33%

Total Annual Fund Operating Expenses	3.28%	3.03%
Fee Waiver and/or Expense Reimbursement(c)	(1.98)%	(1.98)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.30%	1.05%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses have been restated to exclude organizational fees from the prior fiscal year and will differ from the expenses shown in the annual report for the fiscal year ended October 31, 2015.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.05% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$132	$742	$1,464	$3,380
Class I Shares	107	666	1,340	3,143

The first paragraph of the section under “Fund Summaries – ASTON/Guardian Capital Global Dividend Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Pictet International Fund

The section under “Fund Summaries – ASTON/Pictet International Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)	0.78%	0.78%

Total Annual Fund Operating Expenses	1.83%	1.58%
Fee Waiver and/or Expense Reimbursement(c),(d)	(0.44)%	(0.44)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c),(d)	1.39%	1.14%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses have been restated to exclude organizational fees from the prior fiscal year and will differ from the expenses shown in the annual report for the fiscal year ended October 31, 2015.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.08% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.
(d)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0055% through October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$142	$514	$931	$2,096
Class I Shares	116	437	801	1,825

The first paragraph of the section under “Fund Summaries – ASTON/Pictet International Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Montag & Caldwell Balanced Fund

The sections under “Fund Summaries – ASTON/Montag & Caldwell Balanced Fund” titled “Fees and Expenses” and “Expense Example” are hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.67%	0.67%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.58%	1.33%
Fee Waiver and/or Expense Reimbursement(b)	(0.22)%	(0.22)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.36%	1.11%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.04% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$138	$468	$831	$1,852
Class I Shares	113	390	699	1,574

The last paragraph of section under “Fund Summaries – ASTON/Montag & Caldwell Balanced Fund” titled “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund will invest in fixed income securities only with a “BBB/Baa” or better rating. Investments will include:

•	U.S. government securities

•	Corporate bonds

•	Mortgage/asset-backed securities

•	Money market securities and repurchase agreements

The first paragraph of the section under “Fund Summaries – ASTON/Montag & Caldwell Balanced Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON FUNDS

ASTON/River Road Focused Absolute Value Fund

Supplement dated September 30, 2016 to the

Prospectus dated October 30, 2015, as supplemented March 2, 2016, July 28, 2016 and August 26, 2016, and

Statement of Additional Information dated October 30, 2015, as supplemented March 2, 2016, April 1, 2016,

July 28, 2016 and August 26, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/River Road Focused Absolute Value Fund, a series of Aston Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, the Fund’s name will change to AMG River Road Focused Absolute Value Fund, and all references in the Prospectus and SAI will be superseded.

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Fund and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Fund. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Fund will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Fund’s website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The section under “ASTON/River Road Focused Absolute Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(b)	3.17%	3.17%

Total Annual Fund Operating Expenses	4.02%	3.77%
Fee Waiver and/or Expense Reimbursement(c)	(3.02)%	(3.02)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.00%	0.75%

(a)	Expense information has been restated to reflect current fees.
(b)	“Other Expenses” are estimated for the current fiscal year.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.71% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Class N Shares	$102	$822
Class I Shares	77	747

ASTON FUNDS

ASTON/Value Partners Asia Dividend Fund

Supplement dated September 30, 2016 to the

Prospectus dated December 15, 2015, as supplemented March 2, 2016, July 28, 2016 and August 26, 2016, and

Statement of Additional Information dated December 15, 2015, as supplemented March 2, 2016, April 1, 2016,

July 28, 2016 and August 26, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Value Partners Asia Dividend Fund, a series of Aston Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, the Fund’s name will change to AMG Managers Value Partners Asia Dividend Fund, and all references in the Prospectus and SAI will be superseded.

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Fund and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Fund. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Fund will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Fund’s website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The section under “ASTON/Value Partners Asia Dividend Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(b)	2.57%	2.57%

Total Annual Fund Operating Expenses	3.62%	3.37%
Fee Waiver and/or Expense Reimbursement(c)	(2.22)%	(2.22)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.40%	1.15%

(a)	Expense information has been restated to reflect current fees.
(b)	“Other Expenses” are estimated for the current fiscal year.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.15% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Class N Shares	$143	$811
Class I Shares	117	736

ASTON FUNDS

ASTON Small Cap Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented May 6, 2016, July 28, 2016, August 25, 2016 and

August 26, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016,

May 6, 2016, July 28, 2016, August 25, 2016 and August 26, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON Small Cap Fund, a series of Aston Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, the Fund’s name will change to AMG GW&K U.S. Small Cap Growth Fund, and all references in the Prospectus and SAI will be superseded.

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Fund and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Fund. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Fund will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Fund’s website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The section under “ASTON Small Cap Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None

Other Expenses(a)	0.37%	0.37%

Total Annual Fund Operating Expenses	1.42%	1.17%

Fee Waiver and Expense Reimbursement(b)	(0.07)%	(0.07)%

Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement(b)	1.35%	1.10%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses through February 28, 2018, to the extent that operating expenses exceed 1.03% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$137	$439	$767	$1,693
Class I Shares	112	362	634	1,411

The section under “ASTON Small Cap Fund” titled “Principal Investment Strategies” is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies. In addition, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund ordinarily invests in approximately 55-85 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. The Fund generally defines a small-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 2000 Index. The composition, and thus the market capitalization range, of the Russell 2000 Index changes periodically. As of December 31, 2015, the market capitalization range of the Russell 2000 Index was approximately $150 million to $6.4 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time.

The Fund invests in an unrestricted opportunity set, pursuing quality companies with growth oriented characteristics. GW&K, the subadviser to the Fund, intends to assemble a portfolio of securities diversified as to companies and industries. The Subadvisor may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.

The section under “ASTON Small Cap Fund” titled “Principal Risks” is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Growth Style Risk. Growth investing involves buying stocks of companies that the subadviser believes offer above-average growth potential. These stocks may have relatively high valuations, as measured by traditional valuation metrics (e.g., price-to-earnings ratios or price-to-book ratios). Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when growth stocks underperform.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

The section under “ASTON Small Cap Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/06	19.41%
Worst quarter:	12/08	(25.91)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2015)

	AMG GW&K U.S. Small Cap Growth Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 11/30/00):
Return Before Taxes	(10.99)%	4.94%	6.59%	9.16%
Return After Taxes on Distributions	(25.21)%	(0.30)%	3.70%	6.85%
Return After Taxes on Distributions and Sale of Fund Shares	5.73%	4.16%	5.53%	7.75%
Class I Shares (Inception 1/04/05):
Return Before Taxes	(10.78)%	5.20%	6.87%	6.78%
Russell 2000 Growth Index* (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception is 8.01%.)	(1.38)%	10.67%	7.95%	6.41%
Russell 2000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception is 6.95%.)	(4.41)%	9.19%	6.80%	7.82%

*	The Russell 2000 Growth Index replaced the Russell 2000 Index as the Fund’s primary benchmark on October 1, 2016 because AMG Funds LLC and GW&K believe the Russell 2000 Growth Index is more representative of the Fund’s investment strategies.

GW&K became the subadviser to the Fund as of February 1, 2016. Performance prior to that date reflects the performance of a previous subadviser.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/ANCHOR CAPITAL ENHANCED EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Anchor Capital Enhanced Equity Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Anchor Capital Enhanced Equity Fund	AMG Managers Anchor Capital Enhanced Equity Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Anchor Capital Enhanced Equity Fund

The section under “Fund Summaries – ASTON/Anchor Capital Enhanced Equity Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.34%	0.34%

Total Annual Fund Operating Expenses	1.19%	0.94%

(a)	Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$121	$378	$654	$1,443
Class I Shares	96	300	520	1,155

The section under “Fund Summaries – ASTON/Anchor Capital Enhanced Equity Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	06/09	18.93%
Worst quarter:	03/09	(7.13)%

The following table indicates how the Fund’s average annual return for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2015)

	AMG Managers Anchor Capital Enhanced Equity Fund
	1 Year	5 Years	Since Inception
Class N Shares (Inception 1/15/08):
Return Before Taxes	(7.84)%	3.34%	3.19%
Return After Taxes on Distributions	(8.75)%	1.78%	1.57%
Return After Taxes on Distributions and Sale of Fund Shares	(4.35)%	2.06%	1.89%
Class I Shares (Inception 3/03/10):
Return Before Taxes	(7.60)%	3.60%	4.55%
Standard & Poor’s (S&P) 500 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 13.25%.)	1.39%	12.55%	7.36%
CBOE S&P 500 BuyWrite Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 6.92%.)	5.24%	6.97%	4.27%

As of June 30, 2012, the Fund changed its name from ASTON/M.D. Sass Enhanced Equity Fund to ASTON/Anchor Capital Enhanced Equity Fund and Anchor Capital Advisors LLC (“Anchor Capital”) became the subadviser. Performance prior to that date reflects the performance of previous subadvisers. However, Mr. Altman has served as a Portfolio Manager since the Fund’s inception in January 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/CORNERSTONE LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Cornerstone Large Cap Value Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Cornerstone Large Cap Value Fund	AMG Managers Cornerstone Large Cap Value Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Cornerstone Large Cap Value Fund

The section under “Fund Summaries – ASTON/Cornerstone Large Cap Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a),(b)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.33%	0.33%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.19%	0.94%
Fee Waiver and/or Expense Reimbursement(b),(c)	(0.04)%	(0.04)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b),(c)	1.15%	0.90%

(a)	Expense information has been restated to reflect current fees.
(b)	Expenses shown above have been restated to reflect the Fund’s management fee and contractual expense limits currently in effect and will differ from the expenses reflected in the annual report for the fiscal year ended October 31, 2015.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.82% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$117	$372	$649	$1,438
Class I Shares	92	294	514	1,149

The first paragraph of the section under “Fund Summaries – ASTON/Cornerstone Large Cap Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/DOUBLELINE CORE PLUS FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/DoubleLine Core Plus Fixed Income Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/DoubleLine Core Plus Fixed Income Fund	AMG Managers DoubleLine Core Plus Bond Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/DoubleLine Core Plus Fixed Income Fund

The section under “Fund Summaries – ASTON/DoubleLine Core Plus Fixed Income Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee(a)	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.35%	0.35%
Acquired Fund Fees and Expenses	0.03%	0.03%

Total Annual Fund Operating Expenses	1.08%	0.83%
Fee Waiver and/or Expense Reimbursement(b),(c)	(0.12)%	(0.12)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b),(c)	0.96%	0.71%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.61% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.
(c)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0052% through October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$98	$326	$579	$1,302
Class I Shares	73	248	444	1,009

The first paragraph of the section under “Fund Summaries – ASTON/DoubleLine Core Plus Fixed Income Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Fairpointe Focused Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Fairpointe Focused Equity Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Fairpointe Focused Equity Fund	AMG Managers Fairpointe Focused Equity Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Fairpointe Focused Equity Fund

The section under “Fund Summaries – ASTON/Fairpointe Focused Equity Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)	1.87%	1.87%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	2.83%	2.58%
Fee Waiver and/or Expense Reimbursement(c)	(1.67)%	(1.67)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.16%	0.91%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses have been restated to reflect applicable organizational fees for the current fiscal year and will differ from the expenses shown in annual report for the fiscal year ended October 31, 2015.
(c)
The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.82% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$118	$649	$1,280	$2,982
Class I Shares	93	572	1,153	2,734

The first paragraph of the section under “Fund Summaries – ASTON/Fairpointe Focused Equity Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/FAIRPOINTE MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Fairpointe Mid Cap Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Fairpointe Mid Cap Fund	AMG Managers Fairpointe Mid Cap Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Fairpointe Mid Cap Fund

The section under “Fund Summaries – ASTON/Fairpointe Mid Cap Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.27%	0.27%

Total Annual Fund Operating Expenses	1.12%	0.87%
Fee Waiver and/or Expense Reimbursement(b)	(0.01)%	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.11%	0.86%

(a)	Expense information has been restated to reflect current fees.
(b)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0065% through October 1, 2018.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through October 1, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$113	$354	$615	$1,361
Class I Shares	88	276	480	1,071

The first paragraph of the section under “Fund Summaries – ASTON/Fairpointe Mid Cap Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Guardian Capital Global Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Guardian Capital Global Dividend Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Guardian Capital Global Dividend Fund	AMG Managers Guardian Capital Global Dividend Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Guardian Capital Global Dividend Fund

The section under “Fund Summaries – ASTON/Guardian Capital Global Dividend Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)	2.33%	2.33%

Total Annual Fund Operating Expenses	3.28%	3.03%
Fee Waiver and/or Expense Reimbursement(c)	(1.98)%	(1.98)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.30%	1.05%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses have been restated to exclude organizational fees from the prior fiscal year and will differ from the expenses shown in the annual report for the fiscal year ended October 31, 2015.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.05% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$132	$742	$1,464	$3,380
Class I Shares	107	666	1,340	3,143

The first paragraph of the section under “Fund Summaries – ASTON/Guardian Capital Global Dividend Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/HERNDON LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Herndon Large Cap Value Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Herndon Large Cap Value Fund	AMG Managers Herndon Large Cap Value Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Herndon Large Cap Value Fund

The section under “Fund Summaries – ASTON/Herndon Large Cap Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a),(b)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.31%	0.31%

Total Annual Fund Operating Expenses	1.16%	0.91%
Fee Waiver and/or Expense Reimbursement(b),(c),(d)	(0.02)%	(0.02)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b),(c),(d)	1.14%	0.89%

(a)	Expense information has been restated to reflect current fees.
(b)	Expenses shown above have been restated to reflect the Fund’s management fee and contractual expense limits currently in effect and will differ from the expenses reflected in the annual report for the fiscal year ended October 31, 2015 (the “Annual Report”).
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.82% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.
(d)	Expenses shown above do not reflect recoupment of previously waived or reimbursed expenses of the Fund, and may differ from expenses shown in the Fund’s Annual Report.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$116	$366	$637	$1,409
Class I Shares	91	288	502	1,120

The first paragraph of the section under “Fund Summaries – ASTON/Herndon Large Cap Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Lake Partners LASSO Alternatives Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Lake Partners LASSO Alternatives Fund	AMG Managers Lake Partners LASSO Alternatives Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Lake Partners LASSO Alternatives Fund

The section under “Fund Summaries – ASTON/Lake Partners LASSO Alternatives Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee(a)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.27%	0.27%
Acquired Fund Fees and Expenses
Dividend and Interest Expense on Short Sales(b)	0.48%	0.48%
Other Acquired Fund Fees and Expenses	1.30%	1.30%

Total Acquired Fund Fees and Expenses	1.78%	1.78%

Total Annual Fund Operating Expenses	3.20%	2.95%
Fee Waiver and/or Expense Reimbursement(c)	(0.02)%	(0.02)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	3.18%	2.93%

(a)	Expense information has been restated to reflect current fees.
(b)	Estimated dividend and interest expense on short sales in underlying funds that engage in short selling, based on publicly available information.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.09% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$321	$984	$1,671	$3,501
Class I Shares	296	910	1,550	3,269

The first paragraph of the section under “Fund Summaries – ASTON/Lake Partners LASSO Alternatives Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class I shares of the Fund has varied from year to year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/LMCG SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/LMCG Small Cap Growth Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/LMCG Small Cap Growth Fund	AMG Managers LMCG Small Cap Growth Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/LMCG Small Cap Growth Fund

The section under “Fund Summaries – ASTON/LMCG Small Cap Growth Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.37%	0.37%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.53%	1.28%
Fee Waiver and/or Expense Reimbursement(b)	(0.17)%	(0.17)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.36%	1.11%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.03% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$138	$459	$811	$1,803
Class I Shares	113	382	679	1,524

The first paragraph of the section under “Fund Summaries – ASTON/LMCG Small Cap Growth Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/MONTAG & CALDWELL BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Montag & Caldwell Balanced Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Montag & Caldwell Balanced Fund	AMG Managers Montag & Caldwell Balanced Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Montag & Caldwell Balanced Fund

The sections under “Fund Summaries – ASTON/Montag & Caldwell Balanced Fund” titled “Fees and Expenses” and “Expense Example” are hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.67%	0.67%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.58%	1.33%
Fee Waiver and/or Expense Reimbursement(b)	(0.22)%	(0.22)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.36%	1.11%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.04% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$138	$468	$831	$1,852
Class I Shares	113	390	699	1,574

The last paragraph of section under “Fund Summaries – ASTON/Montag & Caldwell Balanced Fund” titled “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund will invest in fixed income securities only with a “BBB/Baa” or better rating. Investments will include:

•	U.S. government securities

•	Corporate bonds

•	Mortgage/asset-backed securities

•	Money market securities and repurchase agreements

The first paragraph of the section under “Fund Summaries – ASTON/Montag & Caldwell Balanced Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/MONTAG & CALDWELL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Montag & Caldwell Growth Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Montag & Caldwell Growth Fund	AMG Managers Montag & Caldwell Growth Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Montag & Caldwell Growth Fund

The section under “Fund Summaries – ASTON/Montag & Caldwell Growth Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares	Class R Shares
Management Fee(a)	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses(a)	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.06%	0.81%	1.31%
Fee Waiver and/or Expense Reimbursement(b)	(0.01)%	(0.01)%	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.05%	0.80%	1.30%

(a)	Expense information has been restated to reflect current fees.
(b)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0061% through October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through October 1, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$107	$335	$583	$1,293
Class I Shares	82	257	448	1,000
Class R Shares	132	413	717	1,578

The first paragraph of the section under “Fund Summaries – ASTON/Montag & Caldwell Growth Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares and Class R shares due to 12b-1 fees paid by Class N shares and Class R shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Montag & Caldwell Mid Cap Growth Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Montag & Caldwell Mid Cap Growth Fund	AMG Managers Montag & Caldwell Mid Cap Growth Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Montag & Caldwell Mid Cap Growth Fund

The section under “Fund Summaries – ASTON/Montag & Caldwell Mid Cap Growth Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	1.00%	1.00%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	2.01%	1.76%
Fee Waiver and/or Expense Reimbursement(b)	(0.75)%	(0.75)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.26%	1.01%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.95% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$128	$526	$983	$2,251
Class I Shares	103	449	853	1,983

The first paragraph of the section under “Fund Summaries – ASTON/Montag & Caldwell Mid Cap Growth Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Pictet International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Pictet International Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Pictet International Fund	AMG Managers Pictet International Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Pictet International Fund

The section under “Fund Summaries – ASTON/Pictet International Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)	0.78%	0.78%

Total Annual Fund Operating Expenses	1.83%	1.58%
Fee Waiver and/or Expense Reimbursement(c),(d)	(0.44)%	(0.44)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c),(d)	1.39%	1.14%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses have been restated to exclude organizational fees from the prior fiscal year and will differ from the expenses shown in the annual report for the fiscal year ended October 31, 2015.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.08% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.
(d)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0055% through October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$142	$514	$931	$2,096
Class I Shares	116	437	801	1,825

The first paragraph of the section under “Fund Summaries – ASTON/Pictet International Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/River Road Dividend All Cap Value Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/River Road Dividend All Cap Value Fund

The section under “Fund Summaries – ASTON/River Road Dividend All Cap Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.26%	0.26%

Total Annual Fund Operating Expenses	1.11%	0.86%
Fee Waiver and/or Expense Reimbursement(b)	(0.01)%	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.10%	0.85%

(a)	Expense information has been restated to reflect current fees.
(b)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0053% through October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through October 1, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$112	$351	$610	$1,350
Class I Shares	87	273	475	1,059

The first paragraph of the section under “Fund Summaries – ASTON/River Road Dividend All Cap Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/River Road Dividend All Cap Value Fund II

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/River Road Dividend All Cap Value Fund II	AMG River Road Dividend All Cap Value Fund II

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/River Road Dividend All Cap Value Fund II

The section under “Fund Summaries – ASTON/River Road Dividend All Cap Value Fund II” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.30%	0.30%

Total Annual Fund Operating Expenses	1.15%	0.90%

(a)	Expense information has been restated to reflect current fees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$117	$365	$633	$1,398
Class I Shares	92	287	498	1,108

The first paragraph of the section under “Fund Summaries – ASTON/River Road Dividend All Cap Value Fund II” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/RIVER ROAD LONG-SHORT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/River Road Long-Short Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/River Road Long-Short Fund	AMG River Road Long-Short Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/River Road Long-Short Fund

The section under “Fund Summaries – ASTON/River Road Long-Short Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)
Other Operating Expenses	0.34%	0.34%
Dividend and Interest Expense on Short Sales	1.19%	1.19%

Total Other Expenses(a),(b)	1.53%	1.53%

Acquired Fund Fees and Expenses	0.04%	0.04%

Total Annual Fund Operating Expenses	2.92%	2.67%
Recoupment of Fees Waived and/or Expenses Reimbursed(c)	0.01%	0.01%

Total Annual Fund Operating Expenses After Recoupment of Fees Waived and/or Expenses Reimbursed(c)	2.93%	2.68%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses include dividends or interest on short sales of securities, which are paid to the lender of the security, and stock loan fees, which are paid to the prime broker.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.37% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the fiscal year during which management fees were waived or operating expenses are reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, remain at or below the Operating Expense Limit during the Recovery Period (the “recoupment”). Recoupment amounts shown are based on the expense information set forth in the table above, which information has been being restated to reflect current fees. The investment adviser also recouped fees equal to 0.02% during the previous fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same as shown above, including the recoupment for the first year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$296	$905	$1,539	$3,243
Class I Shares	271	831	1,416	3,004

The section under “Fund Summaries – ASTON/River Road Long-Short Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/13	6.75%
Worst quarter:	03/14	(3.69)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2015)

	AMG River Road Long-Short Fund
	1 Year	Since Inception
Class N Shares (Inception 5/4/11):
Return Before Taxes	0.17%	5.13%
Return After Taxes on Distributions	(0.62)%	4.19%
Return After Taxes on Distributions and Sale of Fund Shares	0.76%	3.74%
Class I Shares (Inception 3/4/13)
Return Before Taxes	0.44%	3.45%
Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 12.93%.)	0.48%	11.11%
50% Russell 3000 Index/50% BofA Merrill Lynch 3-Month U.S. T-Bill Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 6.51%.)	0.54%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class N shares. After tax returns for Class I shares will vary.

ASTON/RIVER ROAD SELECT VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/River Road Select Value Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/River Road Select Value Fund	AMG River Road Select Value Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/River Road Select Value Fund

The section under “Fund Summaries – ASTON/River Road Select Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.32%	0.32%
Acquired Fund Fees and Expenses	0.03%	0.03%

Total Annual Fund Operating Expenses	1.50%	1.25%

(a)	Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$153	$474	$818	$1,791
Class I Shares	127	397	686	1,511

The first paragraph of the section under “Fund Summaries – ASTON/River Road Select Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/RIVER ROAD SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/River Road Small Cap Value Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/River Road Small Cap Value Fund	AMG River Road Small Cap Value Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/River Road Small Cap Value Fund

The section under “Fund Summaries – ASTON/River Road Small Cap Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.29%	0.29%
Acquired Fund Fees and Expenses	0.05%	0.05%

Total Annual Fund Operating Expenses	1.39%	1.14%

(a)	Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$141	$440	$760	$1,668
Class I Shares	116	362	627	1,386

The first paragraph of the section under “Fund Summaries – ASTON/River Road Small Cap Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/SILVERCREST SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Silvercrest Small Cap Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Silvercrest Small Cap Fund	AMG Managers Silvercrest Small Cap Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Silvercrest Small Cap Fund

The section under “Fund Summaries – ASTON/Silvercrest Small Cap Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.33%	0.33%

Total Annual Fund Operating Expenses	1.48%	1.23%
Fee Waiver and/or Expense Reimbursement(b)	(0.08)%	(0.08)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.40%	1.15%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.08% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$143	$457	$797	$1,759
Class I Shares	117	379	665	1,478

The first paragraph of the section under “Fund Summaries – ASTON/Silvercrest Small Cap Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/RIVER ROAD FOCUSED ABSOLUTE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/River Road Focused Absolute Value Fund

Supplement dated September 30, 2016 to the

Prospectus dated October 30, 2015, as supplemented March 2, 2016, July 28, 2016 and August 26, 2016, and

Statement of Additional Information dated October 30, 2015, as supplemented March 2, 2016, April 1, 2016,

July 28, 2016 and August 26, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/River Road Focused Absolute Value Fund, a series of Aston Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, the Fund’s name will change to AMG River Road Focused Absolute Value Fund, and all references in the Prospectus and SAI will be superseded.

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Fund and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Fund. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Fund will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Fund’s website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The section under “ASTON/River Road Focused Absolute Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(b)	3.17%	3.17%

Total Annual Fund Operating Expenses	4.02%	3.77%
Fee Waiver and/or Expense Reimbursement(c)	(3.02)%	(3.02)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.00%	0.75%

(a)	Expense information has been restated to reflect current fees.
(b)	“Other Expenses” are estimated for the current fiscal year.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.71% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Class N Shares	$102	$822
Class I Shares	77	747

ASTON/VALUE PARTNERS ASIA DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON/Value Partners Asia Dividend Fund

Supplement dated September 30, 2016 to the

Prospectus dated December 15, 2015, as supplemented March 2, 2016, July 28, 2016 and August 26, 2016, and

Statement of Additional Information dated December 15, 2015, as supplemented March 2, 2016, April 1, 2016,

July 28, 2016 and August 26, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Value Partners Asia Dividend Fund, a series of Aston Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, the Fund’s name will change to AMG Managers Value Partners Asia Dividend Fund, and all references in the Prospectus and SAI will be superseded.

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Fund and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Fund. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Fund will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Fund’s website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The section under “ASTON/Value Partners Asia Dividend Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(b)	2.57%	2.57%

Total Annual Fund Operating Expenses	3.62%	3.37%
Fee Waiver and/or Expense Reimbursement(c)	(2.22)%	(2.22)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.40%	1.15%

(a)	Expense information has been restated to reflect current fees.
(b)	“Other Expenses” are estimated for the current fiscal year.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.15% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Class N Shares	$143	$811
Class I Shares	117	736

ASTON Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASTON FUNDS

ASTON Small Cap Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented May 6, 2016, July 28, 2016, August 25, 2016 and

August 26, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016,

May 6, 2016, July 28, 2016, August 25, 2016 and August 26, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON Small Cap Fund, a series of Aston Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, the Fund’s name will change to AMG GW&K U.S. Small Cap Growth Fund, and all references in the Prospectus and SAI will be superseded.

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Fund and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Fund. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Fund will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Fund’s website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The section under “ASTON Small Cap Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None

Other Expenses(a)	0.37%	0.37%

Total Annual Fund Operating Expenses	1.42%	1.17%

Fee Waiver and Expense Reimbursement(b)	(0.07)%	(0.07)%

Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement(b)	1.35%	1.10%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses through February 28, 2018, to the extent that operating expenses exceed 1.03% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$137	$439	$767	$1,693
Class I Shares	112	362	634	1,411

The section under “ASTON Small Cap Fund” titled “Principal Investment Strategies” is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies. In addition, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund ordinarily invests in approximately 55-85 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. The Fund generally defines a small-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 2000 Index. The composition, and thus the market capitalization range, of the Russell 2000 Index changes periodically. As of December 31, 2015, the market capitalization range of the Russell 2000 Index was approximately $150 million to $6.4 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time.

The Fund invests in an unrestricted opportunity set, pursuing quality companies with growth oriented characteristics. GW&K, the subadviser to the Fund, intends to assemble a portfolio of securities diversified as to companies and industries. The Subadvisor may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.

The section under “ASTON Small Cap Fund” titled “Principal Risks” is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Growth Style Risk. Growth investing involves buying stocks of companies that the subadviser believes offer above-average growth potential. These stocks may have relatively high valuations, as measured by traditional valuation metrics (e.g., price-to-earnings ratios or price-to-book ratios). Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when growth stocks underperform.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

The section under “ASTON Small Cap Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/06	19.41%
Worst quarter:	12/08	(25.91)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2015)

	AMG GW&K U.S. Small Cap Growth Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 11/30/00):
Return Before Taxes	(10.99)%	4.94%	6.59%	9.16%
Return After Taxes on Distributions	(25.21)%	(0.30)%	3.70%	6.85%
Return After Taxes on Distributions and Sale of Fund Shares	5.73%	4.16%	5.53%	7.75%
Class I Shares (Inception 1/04/05):
Return Before Taxes	(10.78)%	5.20%	6.87%	6.78%
Russell 2000 Growth Index* (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception is 8.01%.)	(1.38)%	10.67%	7.95%	6.41%
Russell 2000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception is 6.95%.)	(4.41)%	9.19%	6.80%	7.82%

*	The Russell 2000 Growth Index replaced the Russell 2000 Index as the Fund’s primary benchmark on October 1, 2016 because AMG Funds LLC and GW&K believe the Russell 2000 Growth Index is more representative of the Fund’s investment strategies.

GW&K became the subadviser to the Fund as of February 1, 2016. Performance prior to that date reflects the performance of a previous subadviser.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.